Performance Management - SA Multi-Managed Large Cap Value Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the S&P 500® Value Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective April 30, 2026, Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. (“American Century”) as one of the subadvisers to the actively managed portion of the Portfolio. American Century served as a subadviser to the Portfolio from October 26, 2015 to April 29, 2026. BlackRock Investment Management, LLC (“BlackRock”) assumed subadvisory duties of the passively managed portion of the Portfolio effective April 30, 2025. Prior to that, SunAmerica managed that portion of the Portfolio.

Performance Past Does Not Indicate Future [Text]	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the S&P 500® Value Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	(Class 1 Shares)
Bar Chart Closing [Text Block]	During the period shown in the bar chart:

Highest Quarterly Return:	December 31, 2020	14.37%
Lowest Quarterly Return:	March 31, 2020	-25.55%
Year to Date Most Recent Quarter:	March 31, 2026	0.00%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Class 1
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	14.37%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(25.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020